Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings per Common Share [Abstract]
Schedule of Earnings per Common Share

	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30,	June 30	June 30,	June 30,
	2016	2015	2016	2015
Numerator:
Net income	$12,184	$26,362	$35,954	$46,396
Less:
Dividend on Series B preferred shares	—	(27)	—	(54
Dividend on Series D preferred shares	—	(61)	—	(199
Dividend declared on restricted shares	(35)	(70)	(70)	(140
Undistributed income attributable to Series C participating preferred shares	(591)	(1,271)	(1,752)	(2,233
Net income attributable to common shareholders, basic	$11,558	$24,933	$34,132	$43,770
Plus:
Dividend on Series B preferred shares	—	27	—	54
Dividend declared on Series D preferred shares	—	61	—	199
Dividend declared on restricted shares	35	70	70	140
Net income attributable to common stockholders, diluted	$11,593	$25,091	$34,202	$44,163

Denominator:
Denominator for basic net income per share — weighted average shares	150,084,084	150,580,595	149,668,699	150,455,682
Series A preferred stock	—	1,200,000	468,132	1,200,000
Series B preferred stock	—	216,000	—	216,000
Series D preferred stock	—	801,020	—	1,069,258
Restricted shares	700,005	1,400,006	700,005	1,400,006
Denominator for diluted net income per share — adjusted weighted average shares	150,784,089	154,197,621	150,836,836	154,340,946
Basic net income per share	$0.08	$0.17	$0.23	$0.29
Diluted net income per share	$0.08	$0.16	$0.23	$0.29